Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

The detail of premises and equipment as of December 31st for the past two years is as follows:

(In thousands)	December 31, 2012	December 31, 2011
Land and buildings	$12,347	$11,458
Furniture, fixtures and equipment	6,719	6,793
Leasehold improvements	2,319	2,150
Gross premises and equipment	21,385	20,401
Less: Accumulated depreciation	(9,323)	(9,051)
Net premises and equipment	$12,062	$11,350